SHAREHOLDERS' EQUITY - Share-Based Compensation (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based compensation expense
Cash	CAD 1,967
Share-based compensation expense	22,558	CAD 21,548	CAD 27,025
Equity Swaps (gain)/loss
Share-based compensation expense
Non-cash	2,097	9,282	(5,450)
Long-term incentive plans (recovery)/expense
Share-based compensation expense
Cash	874	(1,220)	23,262
Non-cash	18,878	9,349
Stock Option Plan
Share-based compensation expense
Non-cash	CAD 709	CAD 4,137	CAD 9,213